Net Finance Costs	12 Months Ended
Mar. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Net finance costs
19	Net finance costs

	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Interest income	208,326	413,691	667,898
Finance income	208,326	413,691	667,898

Interest expense	(1,955,969)	(1,606,887)	(3)
Lease expense	(11,550)	(6,127)	(2,622)
Finance cost	(1,967,519)	(1,613,014)	(2,625)
Net finance cost	(1,759,193)	(1,199,323)	665,273